Asset retirement obligations (Details) - Schedule of asset retirement obligations balance - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	$ 4,752,352	$ 4,176,493
Kingsville [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	3,151,875	2,671,295
Rosita [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	1,298,397	1,198,255
Vasquez [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	34,274	39,137
Centennial [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	168,806	168,806
Gas Hills [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	63,000	63,000
Ticaboo [Member]
Schedule of asset retirement obligations balance [Abstract]
Asset retirement obligations	$ 36,000	$ 36,000